Segmented information (Details 2)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Americas including United States [Member]
Concentration Risk, Percentage	28.00%	42.00%	38.00%
Asia including China [Member]
Concentration Risk, Percentage	15.00%	11.00%	9.00%
Other including Italy [Member]
Concentration Risk, Percentage	57.00%	47.00%	53.00%